Other intangible assets	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Other intangible assets	Other intangible assets

Licenses & software
£000s
Cost
At January 1, 2022	130
Additions	300
Translation adjustment	-
At December 31, 2022	430
At January 1, 2023	430
Additions	-
Translation adjustment	-
At December 31, 2023	430
Accumulated depreciation
At January 1, 2022	106
Charge for the year	4
Translation adjustment	-
At December 31, 2022	110
At January 1, 2023	110
Charge for the year	36
Translation adjustment	-
At December 31, 2023	146
Net book value
As at December 31 2022	320
As at December 31 2023	284

The intangible assets included above have finite useful lives estimated to be of 10–15 years from the date of acquisition, over which period they are amortized or written down if they are considered to be impaired. Internally generated patent costs are only recorded where they are expected to lead directly to near-term revenues, none have been capitalized to date.